Accounts receivable (Details Textual) (Accounts Receivable [Member], Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
Apr. 20, 2015
Accounts Receivable [Member] | Subsequent Event [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	31.00%
Proceeds from Collection of Other Receivables	$ 13.5